IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of Provisions for Impairment of property, plant and equipment [Text Block]
Changes in provisions for impairment of property, plant and equipment due to technical obsolescence are shown below:

Changes in impairment provision from impaired assets	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Opening balance	8,088	8,135
Impairment loss recognized in profit or loss	5,649	1,262
Reverse of impairment loss in profit or loss	(2,112)	(1,204)
Increase (Decrease) in foreign exchange currency on translation	173	(105)
Closing balance	11,798	8,088

Disclosure of reconciliation of changes in goodwill [text block]
At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$ 57,697 (ThU.S.$ 59,567 on December 31, 2020), as shown below:

	12-31-2021	12-31-2020
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,802	40,793
Arauco do Brasil S.A. (Pien mill)	16,163	17,357
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Forestal Arauco S.A. (Forestal Los Lagos SpA.)	—	685
Closing balance	57,697	59,567

	12-31-2021	12-31-2020
Goodwill	ThU.S.$	ThU.S.$
Opening balance at January 1	59,567	65,751
Decrease due to sale of subsidiary	(685)	—
Decrease in foreign currency exchange	(1,185)	(6,184)
Closing balance	57,697	59,567

Disclosure of impairment loss recognised or reversed for cash-generating unit [text block]
Both impairment provision charges are presented in the consolidated statement of profit or loss under Other expenses and they constitue the main changes in the total impairment provision as shown below:

Changes in CGU impairment provision	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Opening balance	218,764	180,209
Impairment loss recognized in profit or loss	21,274	62,701
Reversal of impairment loss in profit or loss	(21,858)	(6,171)
Increase (Decrease) in foreign exchange currency on translation	(4,138)	(17,975)
Closing balance	214,042	218,764